Capital and Funding	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Capital and Funding

15. CAPITAL AND FUNDING

ORDINARY SHARES

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

INTERNAL HOLDINGS

The ordinary shares numbered 1 to 2,400 (inclusive) in NV (‘Special Shares’) and deferred stock of PLC are held as to one half of each class by N.V. Elma – a subsidiary of NV – and one half by United Holdings Limited – a subsidiary of PLC. This capital is eliminated on consolidation.

SHARE-BASED COMPENSATION

The Group operates a number of share-based compensation plans involving options and awards of ordinary shares of NV and PLC. Full details of these plans are given in note 4C on pages 92 and 93.

OTHER RESERVES

Other reserves include the fair value reserve, the foreign currency translation reserve, the capital redemption reserve and treasury shares.

SHARES HELD BY EMPLOYEE SHARE TRUSTS AND GROUP COMPANIES

Certain PLC trusts, NV and group companies purchase and hold NV and PLC shares to satisfy performance shares granted, share options granted and other share awards (see note 4C). The assets and liabilities of these trusts and shares held by group companies are included in the consolidated financial statements. The book value of shares held is deducted from other reserves, and trusts’ borrowings are included in the Group’s liabilities. The costs of the trusts are included in the results of the Group. These shares are excluded from the calculation of earnings per share.

FINANCIAL LIABILITIES

Financial liabilities are initially recognised at fair value, less any directly related transaction costs. Certain bonds are designated as being part of a fair value hedge relationship. In these cases, the bonds are carried at amortised cost, adjusted for the fair value of the risk being hedged, with changes in value shown in profit and loss. Other financial liabilities, excluding derivatives, are subsequently carried at amortised cost, with the exception of:

•	Financial liabilities which the group has elected to measure at fair value through profit or loss;

•	Derivative financial liabilities – see note 16 on page 110

The Group’s Treasury activities are designed to:

•	maintain a competitive balance sheet in line with at least A/A2 rating (see below);

•	secure funding at lowest costs for the Group’s operations, M&A activity and external dividend payments (see below);

•	protect the Group’s financial results and position from financial risks (see note 16);

•	maintain market risks within acceptable parameters, while optimising returns (see note 16); and

•	protect the Group’s financial investments, while maximising returns (see note 17).

The Treasury department provides central deposit taking, funding and foreign exchange management services for the Group’s operations. The department is governed by standards and processes which are approved by Unilever Leadership Executive (ULE). In addition to guidelines and exposure limits, a system of authorities and extensive independent reporting covers all major areas of activity. Performance is monitored closely by senior management. Reviews are undertaken periodically by corporate audit.

Key instruments used by the treasury department are:

•	short-term and long-term borrowings;

•	cash and cash equivalents; and

•	plain vanilla derivatives, including interest rate swaps and foreign exchange contracts.

The Treasury department maintains a list of approved financial instruments. The use of any new instrument must be approved by the Chief Financial Officer. The use of leveraged instruments is not permitted.

Unilever considers the following components of its balance sheet to be managed capital:

•	total equity – retained profit, other reserves, share capital, share premium, non-controlling interests (notes 15A and 15B);

•	short-term debt – current financial liabilities (note 15C); and

•	long-term debt – non-current financial liabilities (note 15C).

The Group manages its capital so as to safeguard its ability to continue as a going concern and to optimise returns to our shareholders through an appropriate balance of debt and equity. The capital structure of the Group is based on management’s judgement of the appropriate balance of key elements in order to meet its strategic and day-to-day needs. We consider the amount of capital in proportion to risk and manage the capital structure in light of changes in economic conditions and the risk characteristics of the underlying assets.

Our current long-term credit rating is A+/A1 and our short-term credit rating is A1/P1. We aim to maintain a competitive balance sheet which we consider to be the equivalent of a credit rating of at least A/A2 in the long term. This provides us with:

•	appropriate access to the debt and equity markets;

•	sufficient flexibility for acquisitions;

•	sufficient resilience against economic and financial uncertainty while ensuring ample liquidity; and

•	optimal weighted average cost of capital, given the above constraints.

Unilever monitors the qualitative and quantitative factors utilised by the rating agencies. This information is publicly available and is updated by the credit rating agencies on a regular basis.

15A. SHARE CAPITAL

	Authorised(a) 2018	Issued, called up and fully paid(b) 2018	Authorised(a) 2017	Issued, called up and fully paid(b) 2017
Unilever N.V.	€ million	€million	€million	€million
NV ordinary shares of €0.16 each	480	274	480	274
NV ordinary shares of €428.57 each (shares numbered 1 to 2,400 –‘Special Shares’)	1	1	1	1
Internal holdings eliminated on consolidation (€428.57 shares)	—	(1)	—	(1)

	481	274	481	274

Unilever PLC	£million	€million
PLC ordinary shares of 3 1/9p each	40.8	40.8
PLC deferred stock of £1 each	0.1	0.1
Internal holding eliminated on consolidation (£1 stock)	(0.1)	(0.1)
Cancellation of treasury shares(c)	(3.8)	—

	37.0	40.8

	€million	€million
Euro equivalent in millions (at £1.00 = €5.143)(d)	190	210

Unilever Group	€million	€million
Ordinary share capital of NV	274	274
Ordinary share capital of PLC	190	210

	464	484

(a)

At 31 December 2018 Unilever N.V. had 3,000,000,000 (2017: 3,000,000,000) authorised ordinary shares. The requirement for a UK company to have an authorised share capital was abolished by the UK Companies Act 2006. In May 2010 Unilever PLC shareholders approved new Articles of Association to reflect this.

(b)

At 31 December 2018 the following quantities of shares were in issue: 1,714,727,700 of NV ordinary shares; 2,400 of NV Special Shares; 1,187,191,284 of PLC ordinary shares and 100,000 of PLC deferred stock. At 31 December 2017, 1,714,727,700 of NV ordinary shares; 2,400 of NV Special Shares; 1,310,156,361 of PLC ordinary shares and 100,000 of PLC deferred stock were in issue.

(c)

At 31 December 2018 122,965,077 of PLC ordinary shares that were repurchased as part of the share buyback programme in 2018 and prior years, were cancelled. And 24,334,848 shares have not been cancelled and are recognised as treasury shares.

(d)	Conversion rate for PLC ordinary shares nominal value to euros is £1 = €5.143 (which is calculated by dividing the nominal value of NV ordinary shares by the nominal value of PLC ordinary shares).

For information on the rights of shareholders of NV and PLC and the operation of the Equalisation Agreement, see the Corporate Governance report on pages 36 to 42.

A nominal dividend of 6% per annum is paid on the deferred stock of PLC.

15B. EQUITY

BASIS OF CONSOLIDATION

Unilever is the majority shareholder of all material subsidiaries and has control in all cases. Information in relation to significant subsidiaries is provided on page 127.

SUBSIDIARIES WITH SIGNIFICANT NON-CONTROLLING INTERESTS

Unilever has one subsidiary company which has a material non-controlling interest, Hindustan Unilever Limited (HUL). Summary financial information in relation to HUL is shown below.

HUL balance sheet as at 31 December	€ million 2018	€ million 2017
Non-current assets	881	819
Current assets	1,333	1,274
Current liabilities	(1,130)	(1,030)
Non-current liabilities	(190)	(135)

HUL comprehensive income for the year ended 31 December
Turnover	4,527	4,464
Profit after tax	617	595
Total comprehensive income	576	529

HUL cash flow for the year ended 31 December
Net increase/(decrease) in cash and cash-equivalents	14	(71)

HUL non-controlling interest
1 January	(288)	(282)
Share of (profit)/loss for the year ended 31 December	(203)	(195)
Other comprehensive income	(4)	(3)
Dividend paid to the non-controlling interest	183	172
Other changes in equity	—	—
Currency translation	13	20

31 December	(299)	(288)

CONSOLIDATED STATEMENT OF CHANGES IN EQUITY: ANALYSIS OF OTHER RESERVES

	€ million Total 2018	€ million Total 2017	€ million Total 2016
Fair value reserves	(194)	(189)	(113)
Equity instruments(a)	98	—	—
Cash flow hedges	(292)	(236)	(168)
Available-for-sale financial assets	—	47	55
Currency retranslation of group companies – see following table	(4,764)	(3,927)	(3,034)
Adjustment on translation of PLC’s ordinary capital at 3 1/9p = €0.16	(150)	(164)	(164)
Capital redemption reserve	32	32	32
Book value of treasury shares – see following table	(10,181)	(9,208)	(4,164)
Hedging gains/(losses) transferred to non-financial assets(a)	71	—	—
Other(b)	(100)	(177)	—

	(15,286)	(13,633)	(7,443)

(a)	Classification has changed following adoption of IFRS 9. See note 1 for further details.
(b)	Relates to option on purchase of subsidiary for non-controlling interest and hyperinflation adjustment arising on current year profit translated at closing exchange rate.

Unilever acquired 66,202,168 (2017: 53,003,099) NV ordinary shares and 65,458,433 (2017: 53,359,284) PLC shares through purchases on the stock exchanges during the year, which includes the share buyback programme as explained in note 24. 122,965,077 of PLC ordinary shares were cancelled and the remaining shares were held as treasury shares as a separate component of other reserves.

The total number of treasury shares held at 31 December 2018 was 263,349,111 (2017: 201,538,909) NV shares and 24,334,848 (2017: 84,463,561) PLC shares. Of these, 9,336,215 NV shares and 5,674,214 PLC shares were held in connection with share-based compensation plans (see note 4C on pages 92 to 93).

Treasury shares – movements during the year	€ million 2018	€ million 2017
1 January	(9,208)	(4,164)
Repurchase of shares (see note 24)	(6,020)	(5,014)
Cancellation of NV and PLC shares	5,055	—
Other purchases and utilisations	(8)	(30)

31 December	(10,181)	(9,208)

Currency retranslation reserve – movements during the year	€ million 2018	€ million 2017
1 January	(3,927)	(3,034)
Currency retranslation during the year	(843)	(50)
Movement in net investment hedges and exchange differences in net investments in foreign operations	77	(909)
Recycled to income statement	(71)	66

31 December	(4,764)	(3,927)

STATEMENT OF COMPREHENSIVE INCOME: OTHER COMPREHENSIVE INCOME RECONCILIATION

Fair value gains/(losses) on financial instruments – movement during the year	€ million 2018	€ million 2017
1 January	(189)	(113)
Equity instruments	51	—
Cash flow hedges	(55)	(68)
Available for sale financial assets	—	(8)

31 December	(193)	(189)

Refer to the consolidated statement of comprehensive income on page 75, the consolidated statement of changes in equity on page 76, and note 6C on page 96.

Remeasurement of defined benefit pension plans net of tax	€ million 2018	€ million 2017
1 January	(1,171)	(2,453)
Movement during the year	(328)	1,282

31 December	(1,499)	(1,171)

Refer to the consolidated statement of comprehensive income on page 75, the consolidated statement of changes in equity on page 76, note 4B from page 87 to 92 and note 6C on page 96.

Currency retranslation gains/(losses) – movement during the year	€ million 2018	€ million 2017
1 January	(4,278)	(3,295)
Currency retranslation during the year:
Other reserves	(836)	(903)
Retained profit	(10)	(27)
Non-controlling interest	(15)	(53)

31 December	(5,139)	(4,278)

15C. FINANCIAL LIABILITIES

		€ million	€ million	€ million	€ million	€ million	€ million
Financial liabilities(a)	Note	Current 2018	Non- current 2018	Total 2018	Current 2017	Non- current 2017	Total 2017
Bank loans and overdrafts(b)		525	289	814	513	479	992
Bonds and other loans		2,422	20,969	23,391	7,181	15,528	22,709
Finance lease creditors	20	13	115	128	11	120	131
Derivatives		126	276	402	86	335	421
Other financial liabilities(c)		149	1	150	177	—	177

		3,235	21,650	24,885	7,968	16,462	24,430

(a)  For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.

(b) Financial liabilities include €5 million (2017: €1 million) of secured liabilities.
(c) Includes options and other financial liabilities to acquire non-controlling interests in EAC Myanmar, refer to note 21.

RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
			Non-cash movement
Movements in 2018 and 2017	Opening balance at 1 January € million	Cash movement € million	Business acquisitions/ disposals € million	Foreign exchange changes € million	Fair value changes € million	Other movements € million	Closing balance at 31 December € million
2018
Bank loans and overdrafts(a)	(992)	158	(10)	17	—	13	(814)
Bonds and other loans(a)	(22,709)	(135)	—	(543)	—	(4)	(23,391)
Finance lease creditors	(131)	10	—	1	—	(8)	(128)
Derivatives	(421)	—	—	—	19	—	(402)
Other financial liabilities	(177)	51	—	10	(4)	(30)	(150)

Total	(24,430)	84	(10)	(515)	15	(29)	(24,885)

2017
Preference shares	(68)	68	—	—	—	—	—
Bank loans and overdrafts(a)	(1,146)	66	(3)	98	—	(7)	(992)
Bonds and other loans(a)	(15,053)	(9,008)	—	1,346	(2)	8	(22,709)
Finance lease creditors	(143)	14	—	6	—	(8)	(131)
Derivatives	(185)	—	—	—	(236)	—	(421)
Other financial liabilities(a)	—	—	—	—	—	(177)	(177)

Total	(16,595)	(8,860)	(3)	1,450	(238)	(184)	(24,430)

(a)  These cash movements are included within the following lines in the consolidated cash flow statement: net change in short-term liabilities, additional financial liabilities and repayment of financial liabilities. The difference of €2 million (2017: €1 million) represents cash movements in overdrafts that are not included in financing cash flows.

ANALYSIS OF BONDS AND OTHER LOANS

	€ million	€ million
	Total 2018	Total 2017
Unilever N.V.
Floating Rate Notes 2018 (€)	—	750
1.625% Notes 2033 (€)	791	—
1.750% Bonds 2020 (€)	749	748
0.500% Notes 2022 (€)	746	744
1.375% Notes 2029 (€)	743	742
1.125% Bonds 2027 (€)	696	—
1.125% Bonds 2028 (€)	693	693
0.875% Notes 2025 (€)	647	646
0.500% Bonds 2025 (€)	642	—
1.375% Notes 2030 (€)	642	—
0.375% Notes 2023 (€)	599	598
1.000% Notes 2027 (€)	598	597
1.000% Notes 2023 (€)	497	497
0.000% Notes 2021 (€)	497	496
0.500% Notes 2023 (€)	497	—
0.500% Notes 2024 (€)	494	493
0.000% Notes 2020 (€)	300	299
Commercial paper	—	3,655

Total NV	9,831	10,958

Unilever PLC
1.125% Notes 2022 (£)	386	390
2.000% Notes 2018 (£)(a)	—	283
1.375% Notes 2024 (£)	276	280
1.875% Notes 2029 (£)	274	278

Total PLC	936	1,231

Other group companies
Switzerland
Other	10	6
United States
4.250% Notes 2021 ($)	873	834
5.900% Bonds 2032 ($)	865	826
2.900% Notes 2027 ($)	860	821
2.200% Notes 2022 ($)	738	704
1.800% Notes 2020 ($)	698	666
3.500% Notes 2028 ($)	687	—
4.800% Bonds 2019 ($)	656	627
2.200% Notes 2019 ($)	655	625
2.000% Notes 2026 ($)	602	575
1.375% Notes 2021 ($)	478	456
3.125% Notes 2023 ($)	477	—
2.100% Notes 2020 ($)	436	416
3.000% Notes 2022 ($)	434	—
3.250% Notes 2024 ($)	433	—
3.100% Notes 2025 ($)	432	413
2.600% Notes 2024 ($)	432	413
3.500% Bonds 2028 ($)	431	—
2.750% Bonds 2021 ($)	348	—
3.375% Notes 2025 ($)	302	—
7.250% Bonds 2026 ($)	254	243
6.625% Bonds 2028 ($)	200	190
5.150% Notes 2020 ($)	134	129
5.600% Bonds 2097 ($)	80	76
Commercial paper ($)	1,070	2,421
Other countries	39	79

Total other group companies	12,624	10,520

Total bonds and other loans	23,391	22,709

(a)	Of which €Nil (2017: €2 million) relates to a fair value adjustment following the fair value hedge accounting of a fixed-for-floating interest rate swap.

Information in relation to the derivatives used to hedge bonds and other loans within a fair value hedge relationship is shown in note 16.